Property, Plant And Equipment (Schedule Of Depreciation Included In Property, Plant And Equipment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Depreciation	$ 249.7	$ 263.7	$ 291.2
Cost Of Sales [Member]
Property, Plant and Equipment [Line Items]
Depreciation	221.0	233.6	252.4
Selling, General And Administrative Expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation	8.7	8.7	15.4
Research, Development And Engineering Expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 20.0	$ 21.4	$ 23.4